Investments - Schedule of Investments (Parenthetical) (Detail) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 30, 2018
Investments [Line Items]
Consideration paid for equity method investments		¥ 159,494	¥ 16,200
Consideration to acquire equity interest		10.35%
Cumulative income from equity method investment		¥ 133,319
Deferred tax liability unrecognized		¥ 19,998
Number of businesses acquired		5	3
Payments to acquire cost method investments	¥ 10,000
Disposal gain (loss) recognized			¥ 10,000
Guangzhou Huya Information Technology Company Limited [Member]
Investments [Line Items]
Equity interest ownership percentage				66.00%
Consideration paid for equity method investments			70,000
Guangzhou Huaduo Network Technology Company Limited [Member]
Investments [Line Items]
Equity interest ownership percentage				33.00%
Consideration paid for equity method investments			¥ 35,000